Leases	12 Months Ended
Mar. 31, 2024
MiX Telematics Limited [Member]
Leases

12. Leases

The Company leases property, office equipment and vehicles under operating leases. The lease terms vary between 1 month and 120 months, with many leases providing renewal rights and certain leases with annual escalations of up to 7% per annum. To the extent the Company is reasonably certain that it will exercise renewal options, such options have been included in the lease terms used for calculating the right-of-use assets and lease liabilities. Right-of-use assets are included in Property, plant and equipment in the Consolidated Balance Sheets and lease liabilities related to the Company’s operating leases are included in Accrued expenses and other liabilities and Long-term accrued expenses and other liabilities in the Consolidated Balance Sheets.

Where lease terms are 12-months or less, and meet the criteria for short-term lease classification, no right-of-use asset and no lease liability are recognized.

The components of lease cost are as follows (in thousands):

	As of March 31,
	2023	2024
Operating lease cost	$1,252	$1,316
Short-term lease cost	308	532
Total lease cost	$1,560	$1,848

Supplemental cash flow information and non-cash activity related to the Company’s operating leases are as follows (in thousands):

	As of March 31,
	2023	2024
Operating cash flow information:
Cash payments included in the measurement of lease liabilities	$1,293	$1,563
Non-cash activity:
Right-of-use assets obtained in exchange for new operating lease liabilities	$862	$1,427
Weighted-average remaining lease term - operating leases (months) (1)	22	19
Weighted-average discount rate - operating leases	8.0%	8.7%

(1)	Including expected renewals where appropriate.

Maturities of operating lease liabilities as of March 31 were as follows (in thousands):

2025	$1,137
2026	946
2027	815
2028	771
2029	638
Thereafter	183
Total future minimum lease payments	4,490
Less: Imputed interest	(779)
Present value of future minimum lease payments	3,711
Less: Current portion of lease liabilities	(859)
Non-current portion of lease liabilities	$2,852